DISCONTINUED OPERATIONS (Tables) - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] - Swell And Megawood [Member]	12 Months Ended
Jan. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposal groups including discontinued operations consolidated balance sheets [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	64,456	93,855
Inventory	363,391	1,296,009
Prepaid expenses and deposits	111,617	153,904
Deferred tax asset	152,177	109,753
Property and equipment	1,139,517	1,895,572
Right-of-use assets	346,987	1,074,930
Intangible assets	-	182,137
Total assets classified as held for sale	2,178,145	4,806,160
Current portion of assets classified as held for sale	(2,178,145)	(1,492,826)
Non-current portion of assets classified as held for sale	-	3,313,334

Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	412,093	1,217,499
Long-term debt	462,286	543,330
Total liabilities classified as held for sale	874,379	1,760,829
Current portion of liabilities classified as held for sale	(874,379)	(628,171)
Non-current portion of liabilities classified as held for sale	-	1,132,658

Schedule of disposal groups including discontinued operations consolidated operations [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Revenue	1,128,403	2,661,223
Cost of sales	1,602,257	2,393,417
Gross margin	(473,854)	267,806

Expenses (income)
General and administration	361,028	630,691
Provision for expected credit losses	111,616	-
Sales, marketing, and promotion	68,941	27,933
Operating lease cost	1,233	56,650
Depreciation and amortization	207,319	378,113
Impairment of inventory	1,093,308	1,384,922
Impairment of intangible asset	363,510	-
Other (income) expenses	(395,741)	1,273,813
Net loss from discontinued operations before income taxes	(2,285,068)	(3,484,316)
Income tax expense	42,424	256,260
Net loss from discontinued operations after income taxes	(2,242,644)	(3,228,056)

Schedule of disposal groups including discontinued operations consolidated cash flows [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Net cash (used in) provided by operating activities of discontinued operations	(1,602,478)	241,753
Net cash provided by investing activities of discontinued operations	1,168,349	100,000
Net cash used in financing activities of discontinued operations	(105,360)	(119,914)